Warrants for Stock - Narrative (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Related party contribution	$ 1,170,000	$ 1,372,000	$ 2,112,000	$ 2,917,000
Warrants issued for services (in shares)			50,000
Warrants
Aggregate intrinsic value			$ 50,580	$ 5,295
Navitus
Warrants issued (in shares)			2,112,000
Related party contribution			$ 2,112,000